GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Long-lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 388	$ 397
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	202	168
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 186	228
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment		$ 1